Quarterly portfolio holdings
John Hancock
Investment Grade Bond Fund
Fixed income
August 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 49.5%				$2,095,535,939
(Cost $2,175,986,435)
U.S. Government 15.9%				671,369,492
U.S. Treasury
Bond	1.375	08-15-50	74,757,000	34,887,574
Bond	1.625	11-15-50	68,677,000	34,185,587
Bond	2.000	02-15-50	80,444,000	44,746,975
Bond	3.375	11-15-48	7,109,000	5,331,750
Bond	4.625	11-15-44	23,360,000	21,722,975
Bond	4.625	11-15-45	14,066,000	13,019,841
Bond	4.625	02-15-46	24,160,000	22,340,450
Bond	4.750	11-15-43	50,797,000	48,276,992
Bond	4.750	02-15-45	2,299,000	2,169,591
Bond	4.750	08-15-55	33,022,000	30,546,640
Bond	4.875	08-15-45	50,143,000	47,972,748
Bond	5.000	05-15-46	14,128,000	13,710,783
Bond	5.000	05-15-56	128,737,000	124,070,273
Note	3.875	05-15-29	61,691,000	60,881,306
Note	4.125	06-30-28	22,992,000	22,905,780
Note	4.375	08-31-31	63,305,000	62,963,747
Note	4.500	08-31-33	48,508,000	48,189,666
Note	4.625	08-15-36	33,774,000	33,446,814
U.S. Government Agency 33.6%				1,424,166,447
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	5,549,121	5,050,350
15 Yr Pass Thru	4.000	08-01-37	2,170,022	2,099,765
15 Yr Pass Thru	4.000	08-01-37	1,188,459	1,149,981
15 Yr Pass Thru	4.000	08-01-37	1,835,054	1,775,068
15 Yr Pass Thru	4.000	11-01-37	3,970,423	3,841,876
15 Yr Pass Thru	4.000	06-01-40	6,085,977	5,845,193
15 Yr Pass Thru	4.500	12-01-37	816,495	802,861
15 Yr Pass Thru	4.500	01-01-38	570,013	560,495
15 Yr Pass Thru	4.500	02-01-38	4,749,065	4,665,310
30 Yr Pass Thru	2.500	08-01-51	5,101,605	4,255,241
30 Yr Pass Thru	2.500	11-01-51	4,032,981	3,360,122
30 Yr Pass Thru	2.500	12-01-51	1,281,363	1,061,175
30 Yr Pass Thru	2.500	04-01-52	16,598,854	13,808,768
30 Yr Pass Thru	3.000	03-01-43	180,947	163,553
30 Yr Pass Thru	3.000	03-01-43	1,514,873	1,364,971
30 Yr Pass Thru	3.000	04-01-43	633,812	571,383
30 Yr Pass Thru	3.000	12-01-45	512,304	455,309
30 Yr Pass Thru	3.000	10-01-46	553,952	489,000
30 Yr Pass Thru	3.000	10-01-46	448,621	394,057
30 Yr Pass Thru	3.000	12-01-46	1,606,018	1,406,166
30 Yr Pass Thru	3.000	12-01-46	424,570	373,992
30 Yr Pass Thru	3.000	04-01-47	295,093	259,202
30 Yr Pass Thru	3.000	04-01-47	3,667,733	3,202,411
30 Yr Pass Thru	3.000	09-01-49	3,896,709	3,377,983
30 Yr Pass Thru	3.000	10-01-49	2,774,221	2,408,388
30 Yr Pass Thru	3.000	10-01-49	1,472,252	1,276,268
30 Yr Pass Thru	3.000	12-01-49	5,479,435	4,756,868
30 Yr Pass Thru	3.000	12-01-49	4,490,452	3,878,655
30 Yr Pass Thru	3.000	01-01-50	8,624,276	7,478,916
30 Yr Pass Thru	3.000	02-01-50	4,630,360	3,995,160
30 Yr Pass Thru	3.000	08-01-50	21,457,539	18,326,208
30 Yr Pass Thru	3.000	11-01-50	1,965,115	1,697,380
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	12-01-51	13,061,095	$11,269,354
30 Yr Pass Thru	3.000	02-01-52	5,842,632	5,044,783
30 Yr Pass Thru	3.000	03-01-52	12,242,859	10,475,369
30 Yr Pass Thru	3.000	06-01-52	6,983,966	6,034,625
30 Yr Pass Thru	3.500	10-01-46	702,637	635,656
30 Yr Pass Thru	3.500	04-01-47	384,939	350,542
30 Yr Pass Thru	3.500	08-01-47	5,251,813	4,733,418
30 Yr Pass Thru	3.500	11-01-48	1,780,123	1,615,495
30 Yr Pass Thru	3.500	06-01-49	16,080,278	14,528,203
30 Yr Pass Thru	3.500	12-01-49	3,372,744	3,022,963
30 Yr Pass Thru	3.500	03-01-52	2,289,525	2,052,083
30 Yr Pass Thru	3.500	03-01-52	9,944,080	8,884,833
30 Yr Pass Thru	3.500	03-01-52	3,271,268	2,930,989
30 Yr Pass Thru	3.500	04-01-52	24,262,571	21,738,769
30 Yr Pass Thru	3.500	06-01-52	5,739,610	5,165,891
30 Yr Pass Thru	3.500	07-01-52	2,625,735	2,346,041
30 Yr Pass Thru	3.500	07-01-52	5,157,310	4,607,951
30 Yr Pass Thru	3.500	07-01-52	3,928,036	3,508,392
30 Yr Pass Thru	4.000	07-01-45	1,213,958	1,148,825
30 Yr Pass Thru	4.000	08-01-48	261,353	242,981
30 Yr Pass Thru	4.000	08-01-49	8,806,736	8,140,793
30 Yr Pass Thru	4.000	06-01-52	8,009,532	7,376,338
30 Yr Pass Thru	4.000	08-01-52	9,054,971	8,350,449
30 Yr Pass Thru	4.000	08-01-52	4,426,005	4,069,191
30 Yr Pass Thru	4.000	08-01-52	21,265,842	19,564,734
30 Yr Pass Thru	4.000	09-01-52	8,391,183	7,698,974
30 Yr Pass Thru	4.000	12-01-52	11,331,527	10,513,617
30 Yr Pass Thru	4.000	04-01-53	2,730,393	2,517,102
30 Yr Pass Thru	4.000	04-01-53	2,779,747	2,556,519
30 Yr Pass Thru	4.000	04-01-54	7,514,391	6,948,520
30 Yr Pass Thru	4.500	06-01-52	3,784,543	3,608,439
30 Yr Pass Thru	4.500	07-01-52	1,728,604	1,646,547
30 Yr Pass Thru	4.500	07-01-52	2,573,335	2,451,178
30 Yr Pass Thru	4.500	08-01-52	4,177,486	3,983,097
30 Yr Pass Thru	4.500	09-01-52	2,630,833	2,505,947
30 Yr Pass Thru	4.500	09-01-52	2,969,965	2,831,764
30 Yr Pass Thru	4.500	09-01-52	10,519,539	10,030,038
30 Yr Pass Thru	4.500	10-01-52	10,789,201	10,267,866
30 Yr Pass Thru	4.500	02-01-53	9,788,941	9,315,082
30 Yr Pass Thru	4.500	04-01-53	2,413,893	2,300,814
30 Yr Pass Thru	4.500	04-01-53	7,957,770	7,530,278
30 Yr Pass Thru	4.500	08-01-53	7,641,574	7,274,052
30 Yr Pass Thru	4.500	08-01-53	2,953,750	2,808,920
30 Yr Pass Thru	4.500	10-01-53	13,900,410	13,201,462
30 Yr Pass Thru	4.500	02-01-54	4,052,545	3,852,572
30 Yr Pass Thru	5.000	07-01-52	7,141,287	7,002,505
30 Yr Pass Thru	5.000	08-01-52	11,690,813	11,441,695
30 Yr Pass Thru	5.000	08-01-52	15,725,368	15,310,669
30 Yr Pass Thru	5.000	10-01-52	5,508,991	5,374,386
30 Yr Pass Thru	5.000	02-01-53	6,205,234	6,053,616
30 Yr Pass Thru	5.000	03-01-53	9,199,959	8,992,419
30 Yr Pass Thru	5.000	06-01-53	2,694,809	2,625,596
30 Yr Pass Thru	5.000	06-01-53	3,977,020	3,884,818
30 Yr Pass Thru	5.000	07-01-53	13,556,169	13,233,413
30 Yr Pass Thru	5.000	07-01-53	9,155,508	8,926,797
30 Yr Pass Thru	5.000	07-01-53	5,136,039	5,016,966
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	08-01-53	6,381,452	$6,235,500
30 Yr Pass Thru	5.000	04-01-54	9,709,789	9,484,680
30 Yr Pass Thru	5.000	05-01-54	9,756,114	9,565,906
30 Yr Pass Thru	5.000	05-01-54	13,354,806	13,091,098
30 Yr Pass Thru	5.000	12-01-54	4,616,285	4,500,606
30 Yr Pass Thru	5.000	12-01-54	5,598,864	5,473,610
30 Yr Pass Thru	5.000	01-01-56	4,830,497	4,735,113
30 Yr Pass Thru	5.000	02-01-56	9,079,357	8,817,792
30 Yr Pass Thru	5.500	06-01-53	3,704,357	3,711,875
30 Yr Pass Thru	5.500	07-01-53	4,022,361	4,030,525
30 Yr Pass Thru	5.500	09-01-53	7,487,365	7,502,562
30 Yr Pass Thru	5.500	11-01-54	13,520,919	13,489,810
30 Yr Pass Thru	5.500	01-01-55	2,921,966	2,915,113
30 Yr Pass Thru	5.500	02-01-55	5,635,722	5,638,354
30 Yr Pass Thru	5.500	05-01-55	7,946,245	7,962,372
30 Yr Pass Thru	5.500	02-01-56	8,832,632	8,814,676
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	8,509,028	7,704,326
15 Yr Pass Thru	2.000	06-01-36	5,500,887	4,990,980
15 Yr Pass Thru	2.000	04-01-37	5,694,599	5,182,752
15 Yr Pass Thru	2.500	01-01-35	3,133,928	2,910,721
15 Yr Pass Thru	2.500	08-01-35	4,672,599	4,328,122
15 Yr Pass Thru	2.500	05-01-36	6,932,069	6,427,516
15 Yr Pass Thru	3.000	07-01-27	7,286	7,235
15 Yr Pass Thru	3.000	03-01-28	76,243	75,426
15 Yr Pass Thru	3.000	03-01-33	3,805,585	3,659,223
15 Yr Pass Thru	3.000	07-01-37	5,905,078	5,516,693
15 Yr Pass Thru	3.500	06-01-34	130,721	124,652
15 Yr Pass Thru	4.000	09-01-37	3,375,972	3,266,671
15 Yr Pass Thru	4.000	10-01-37	2,965,584	2,869,570
15 Yr Pass Thru	4.000	01-01-38	1,597,171	1,543,963
15 Yr Pass Thru	4.500	11-01-37	4,212,509	4,148,748
15 Yr Pass Thru	4.500	12-01-37	1,386,426	1,365,441
30 Yr Pass Thru	2.000	09-01-50	6,518,701	5,220,158
30 Yr Pass Thru	2.000	09-01-50	9,084,686	7,186,984
30 Yr Pass Thru	2.000	10-01-50	826,928	663,235
30 Yr Pass Thru	2.000	12-01-50	3,046,246	2,408,011
30 Yr Pass Thru	2.000	12-01-50	17,347,883	13,772,871
30 Yr Pass Thru	2.000	03-01-51	5,783,898	4,635,345
30 Yr Pass Thru	2.000	07-01-51	2,318,289	1,834,021
30 Yr Pass Thru	2.000	02-01-52	19,509,822	15,403,928
30 Yr Pass Thru	2.500	07-01-50	386,282	323,525
30 Yr Pass Thru	2.500	08-01-50	1,739,347	1,454,048
30 Yr Pass Thru	2.500	09-01-50	688,613	575,662
30 Yr Pass Thru	2.500	09-01-50	1,808,429	1,511,798
30 Yr Pass Thru	2.500	10-01-50	639,330	536,860
30 Yr Pass Thru	2.500	12-01-50	37,890	31,556
30 Yr Pass Thru	2.500	07-01-51	8,432,935	7,007,544
30 Yr Pass Thru	2.500	08-01-51	2,457,840	2,046,240
30 Yr Pass Thru	2.500	08-01-51	3,510,428	2,922,557
30 Yr Pass Thru	2.500	08-01-51	12,216,445	10,109,547
30 Yr Pass Thru	2.500	09-01-51	12,124,091	10,086,164
30 Yr Pass Thru	2.500	10-01-51	1,849,204	1,538,373
30 Yr Pass Thru	2.500	11-01-51	4,886,336	4,080,266
30 Yr Pass Thru	2.500	01-01-52	4,377,497	3,636,216
30 Yr Pass Thru	2.500	03-01-52	22,810,201	18,947,542
30 Yr Pass Thru	3.000	12-01-42	391,918	354,559
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	04-01-43	1,341,415	$1,202,102
30 Yr Pass Thru	3.000	12-01-45	1,006,236	888,029
30 Yr Pass Thru	3.000	08-01-46	622,612	547,564
30 Yr Pass Thru	3.000	10-01-46	721,775	636,294
30 Yr Pass Thru	3.000	01-01-47	854,114	751,092
30 Yr Pass Thru	3.000	02-01-47	457,375	402,350
30 Yr Pass Thru	3.000	10-01-47	1,032,051	905,309
30 Yr Pass Thru	3.000	12-01-47	3,828,566	3,342,840
30 Yr Pass Thru	3.000	11-01-48	738,053	650,224
30 Yr Pass Thru	3.000	11-01-48	3,098,056	2,697,264
30 Yr Pass Thru	3.000	12-01-48	470,466	410,779
30 Yr Pass Thru	3.000	09-01-49	2,541,085	2,194,877
30 Yr Pass Thru	3.000	09-01-49	1,528,684	1,305,123
30 Yr Pass Thru	3.000	10-01-49	533,868	461,132
30 Yr Pass Thru	3.000	10-01-49	864,832	749,707
30 Yr Pass Thru	3.000	10-01-49	1,784,361	1,552,962
30 Yr Pass Thru	3.000	11-01-49	7,803,148	6,764,401
30 Yr Pass Thru	3.000	11-01-49	1,456,610	1,243,589
30 Yr Pass Thru	3.000	11-01-49	1,021,178	885,240
30 Yr Pass Thru	3.000	11-01-49	736,809	638,726
30 Yr Pass Thru	3.000	02-01-50	5,503,457	4,698,610
30 Yr Pass Thru	3.000	12-01-51	4,693,844	4,032,920
30 Yr Pass Thru	3.000	12-01-51	4,874,239	4,205,584
30 Yr Pass Thru	3.000	01-01-52	3,664,094	3,166,029
30 Yr Pass Thru	3.000	01-01-52	4,492,622	3,901,588
30 Yr Pass Thru	3.000	02-01-52	3,937,962	3,400,208
30 Yr Pass Thru	3.000	02-01-52	5,771,294	4,938,098
30 Yr Pass Thru	3.000	02-01-52	1,771,757	1,527,597
30 Yr Pass Thru	3.000	03-01-52	18,085,486	15,604,492
30 Yr Pass Thru	3.000	05-01-52	1,497,767	1,295,577
30 Yr Pass Thru	3.000	05-01-52	9,270,644	7,998,883
30 Yr Pass Thru	3.000	06-01-52	14,340,161	12,381,919
30 Yr Pass Thru	3.000	09-01-52	8,037,435	6,962,477
30 Yr Pass Thru	3.500	04-01-45	234,287	214,732
30 Yr Pass Thru	3.500	07-01-47	1,388,993	1,263,174
30 Yr Pass Thru	3.500	11-01-47	1,178,879	1,068,777
30 Yr Pass Thru	3.500	01-01-48	1,274,152	1,152,365
30 Yr Pass Thru	3.500	06-01-49	4,628,310	4,187,369
30 Yr Pass Thru	3.500	08-01-49	16,105,720	14,541,123
30 Yr Pass Thru	3.500	01-01-50	16,171,255	14,640,720
30 Yr Pass Thru	3.500	03-01-50	3,957,964	3,520,280
30 Yr Pass Thru	3.500	04-01-50	5,495,219	4,928,756
30 Yr Pass Thru	3.500	06-01-50	3,563,094	3,203,594
30 Yr Pass Thru	3.500	09-01-50	7,948,632	7,146,652
30 Yr Pass Thru	3.500	02-01-51	5,843,776	5,250,514
30 Yr Pass Thru	3.500	03-01-51	6,040,925	5,414,434
30 Yr Pass Thru	3.500	02-01-52	1,924,732	1,729,934
30 Yr Pass Thru	3.500	04-01-52	2,633,210	2,357,657
30 Yr Pass Thru	3.500	04-01-52	2,302,367	2,062,874
30 Yr Pass Thru	3.500	04-01-52	9,288,252	8,356,915
30 Yr Pass Thru	3.500	05-01-52	3,314,576	2,963,578
30 Yr Pass Thru	3.500	05-01-52	7,715,975	6,874,776
30 Yr Pass Thru	3.500	08-01-52	7,646,489	6,831,982
30 Yr Pass Thru	3.500	09-01-52	4,497,767	4,011,636
30 Yr Pass Thru	3.500	09-01-52	3,618,727	3,219,801
30 Yr Pass Thru	3.500	12-01-52	5,748,281	5,155,731
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	08-01-53	3,579,956	$3,216,518
30 Yr Pass Thru	4.000	03-01-42	622,841	593,129
30 Yr Pass Thru	4.000	11-01-42	888,121	846,270
30 Yr Pass Thru	4.000	05-01-43	814,884	772,688
30 Yr Pass Thru	4.000	11-01-43	960,676	911,873
30 Yr Pass Thru	4.000	12-01-43	937,261	887,409
30 Yr Pass Thru	4.000	03-01-47	900,951	839,580
30 Yr Pass Thru	4.000	05-01-47	721,533	672,384
30 Yr Pass Thru	4.000	04-01-48	941,435	875,541
30 Yr Pass Thru	4.000	01-01-49	361,521	334,410
30 Yr Pass Thru	4.000	05-01-49	7,469,991	6,898,126
30 Yr Pass Thru	4.000	06-01-49	1,546,305	1,440,975
30 Yr Pass Thru	4.000	07-01-49	700,774	650,192
30 Yr Pass Thru	4.000	07-01-49	1,119,593	1,041,230
30 Yr Pass Thru	4.000	09-01-49	1,438,907	1,333,248
30 Yr Pass Thru	4.000	02-01-50	1,978,354	1,831,847
30 Yr Pass Thru	4.000	03-01-51	7,023,084	6,520,547
30 Yr Pass Thru	4.000	08-01-51	3,900,930	3,627,895
30 Yr Pass Thru	4.000	04-01-52	742,909	685,339
30 Yr Pass Thru	4.000	05-01-52	5,408,981	4,972,923
30 Yr Pass Thru	4.000	05-01-52	4,636,316	4,269,792
30 Yr Pass Thru	4.000	05-01-52	6,054,060	5,577,348
30 Yr Pass Thru	4.000	05-01-52	16,621,297	15,421,572
30 Yr Pass Thru	4.000	06-01-52	1,570,471	1,455,151
30 Yr Pass Thru	4.000	06-01-52	5,343,802	4,951,406
30 Yr Pass Thru	4.000	06-01-52	3,704,834	3,406,160
30 Yr Pass Thru	4.000	06-01-52	15,894,624	14,587,410
30 Yr Pass Thru	4.000	07-01-52	12,477,312	11,522,111
30 Yr Pass Thru	4.000	07-01-52	4,296,510	3,952,821
30 Yr Pass Thru	4.000	07-01-52	3,309,896	3,045,129
30 Yr Pass Thru	4.000	07-01-52	5,978,390	5,503,900
30 Yr Pass Thru	4.000	10-01-52	6,858,885	6,320,942
30 Yr Pass Thru	4.500	06-01-52	3,126,699	2,981,205
30 Yr Pass Thru	4.500	06-01-52	5,122,542	4,884,177
30 Yr Pass Thru	4.500	07-01-52	5,891,556	5,611,883
30 Yr Pass Thru	4.500	07-01-52	6,109,573	5,819,551
30 Yr Pass Thru	4.500	08-01-52	5,893,509	5,597,168
30 Yr Pass Thru	4.500	08-01-52	4,771,640	4,545,129
30 Yr Pass Thru	4.500	08-01-52	5,819,259	5,521,196
30 Yr Pass Thru	4.500	08-01-52	3,998,918	3,805,340
30 Yr Pass Thru	4.500	08-01-52	10,208,649	9,710,963
30 Yr Pass Thru	4.500	08-01-52	10,108,828	9,660,551
30 Yr Pass Thru	4.500	09-01-52	4,819,244	4,594,992
30 Yr Pass Thru	4.500	09-01-52	4,698,773	4,480,127
30 Yr Pass Thru	4.500	09-01-52	2,565,848	2,446,452
30 Yr Pass Thru	4.500	09-01-52	12,581,101	11,936,696
30 Yr Pass Thru	4.500	10-01-52	3,775,765	3,600,069
30 Yr Pass Thru	4.500	10-01-52	12,725,811	12,133,646
30 Yr Pass Thru	4.500	10-01-52	2,781,355	2,651,932
30 Yr Pass Thru	4.500	11-01-52	10,239,171	9,759,516
30 Yr Pass Thru	4.500	04-01-53	8,511,175	8,101,829
30 Yr Pass Thru	4.500	10-01-53	15,529,380	14,801,904
30 Yr Pass Thru	5.000	08-01-52	12,794,496	12,557,845
30 Yr Pass Thru	5.000	09-01-52	3,880,163	3,785,356
30 Yr Pass Thru	5.000	10-01-52	5,581,939	5,459,506
30 Yr Pass Thru	5.000	10-01-52	6,999,725	6,845,100
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	11-01-52	5,034,948	$4,930,807
30 Yr Pass Thru	5.000	12-01-52	4,860,368	4,753,761
30 Yr Pass Thru	5.000	01-01-53	9,088,122	8,917,185
30 Yr Pass Thru	5.000	04-01-53	4,339,322	4,238,720
30 Yr Pass Thru	5.000	04-01-53	9,232,743	9,027,349
30 Yr Pass Thru	5.000	07-01-53	14,933,005	14,591,468
30 Yr Pass Thru	5.000	09-01-53	9,984,775	9,686,349
30 Yr Pass Thru	5.000	11-01-53	6,264,120	6,091,489
30 Yr Pass Thru	5.000	11-01-54	14,332,632	14,040,657
30 Yr Pass Thru	5.000	04-01-56	8,209,397	7,972,894
30 Yr Pass Thru	5.500	12-01-52	2,845,282	2,846,591
30 Yr Pass Thru	5.500	05-01-53	9,051,396	9,058,452
30 Yr Pass Thru	5.500	08-01-53	3,249,976	3,251,494
30 Yr Pass Thru	5.500	02-01-54	4,943,289	4,947,761
30 Yr Pass Thru	5.500	05-01-54	3,547,483	3,543,597
30 Yr Pass Thru	5.500	08-01-54	11,023,095	11,030,344
30 Yr Pass Thru	5.500	11-01-54	1,643,319	1,644,805
30 Yr Pass Thru	5.500	11-01-54	2,582,315	2,583,521
30 Yr Pass Thru	5.500	12-01-54	2,497,178	2,496,003
30 Yr Pass Thru	5.500	01-01-55	12,020,853	12,003,929
30 Yr Pass Thru	5.500	02-01-55	11,011,214	11,016,358
30 Yr Pass Thru	5.500	04-01-55	6,882,151	6,857,407
30 Yr Pass Thru	5.500	06-01-55	10,388,044	10,373,289
30 Yr Pass Thru	5.500	06-01-55	6,703,899	6,681,891

30 Yr Pass Thru	5.500	08-01-55	8,818,731	8,806,315
Foreign government obligations 0.1%				$6,913,900
(Cost $7,379,297)
Saudi Arabia 0.1%				6,913,900
Kingdom of Saudi Arabia Bond (A)	5.875	01-12-56	7,465,000	6,913,900

Corporate bonds 33.8%				$1,431,489,244
(Cost $1,451,427,089)
Communication services 1.7%				73,249,799
Diversified telecommunication services 0.7%
AT&T, Inc.	4.500	05-15-35	2,322,000	2,133,396
AT&T, Inc.	4.550	11-01-32	3,830,000	3,676,986
NTT Finance Corp. (A)	5.171	07-16-32	4,525,000	4,452,120
QTS Fayetteville I DC1-2 LLC (A)	5.700	04-15-36	8,326,000	7,533,984
Space Exploration Technologies Corp. (A)	5.650	07-15-33	6,930,000	6,685,630
Space Exploration Technologies Corp. (A)	6.650	07-15-56	2,195,000	1,953,542
STC Sukuk Company II, Ltd. (A)	4.489	01-15-31	3,455,000	3,374,153
Entertainment 0.2%
Netflix, Inc. (A)	4.875	06-15-30	3,846,000	3,838,284
WMG Acquisition Corp. (A)	3.875	07-15-30	4,202,000	3,952,291
Interactive media and services 0.2%
Meta Platforms, Inc.	4.200	11-15-30	4,287,000	4,155,101
Meta Platforms, Inc.	4.600	11-15-32	2,874,000	2,759,705
Meta Platforms, Inc.	5.625	11-15-55	1,828,000	1,523,576
Media 0.3%
Charter Communications Operating LLC	2.800	04-01-31	4,072,000	3,570,032
Charter Communications Operating LLC	6.384	10-23-35	3,432,000	3,345,728
News Corp. (A)	3.875	05-15-29	2,360,000	2,280,424
News Corp. (A)	5.125	02-15-32	5,323,000	5,173,737
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.875	04-15-30	9,142,000	$8,786,289
T-Mobile USA, Inc.	6.700	12-15-33	3,787,000	4,054,821
Consumer discretionary 0.8%				34,936,282
Automobiles 0.3%
General Motors Financial Company, Inc.	5.600	06-18-31	7,647,000	7,731,426
General Motors Financial Company, Inc.	5.900	01-07-35	1,611,000	1,622,381
General Motors Financial Company, Inc.	5.950	04-04-34	434,000	440,815
Hyundai Capital America (A)	5.400	01-08-31	1,367,000	1,374,758
Broadline retail 0.1%
Amazon.com, Inc.	4.550	03-13-33	4,208,000	4,052,949
MercadoLibre, Inc.	4.900	01-15-33	1,869,000	1,795,548
Hotels, restaurants and leisure 0.4%
Airbnb, Inc.	4.650	03-16-31	1,209,000	1,192,007
Carnival Corp., Ltd. (A)	5.750	08-01-32	5,751,000	5,691,337
Marriott International, Inc.	4.500	05-01-33	1,507,000	1,434,054
Royal Caribbean Cruises, Ltd.	4.750	05-15-33	1,540,000	1,467,729
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	2,514,000	2,431,551
Royal Caribbean Cruises, Ltd.	5.550	01-20-34	3,376,000	3,356,063
Specialty retail 0.0%
The Home Depot, Inc.	4.950	06-25-34	2,385,000	2,345,664
Consumer staples 0.8%				33,655,440
Food products 0.5%
Bimbo Bakeries USA, Inc. (A)	6.050	01-15-29	3,018,000	3,083,602
JBS NV	3.625	01-15-32	6,233,000	5,725,902
JBS NV	5.750	04-01-33	3,521,000	3,571,171
JBS NV	5.950	04-20-35	1,363,000	1,378,523
Mars, Inc. (A)	4.800	03-01-30	3,490,000	3,472,289
Mars, Inc. (A)	5.000	03-01-32	1,720,000	1,708,320
Pilgrim’s Pride Corp.	6.250	07-01-33	1,592,000	1,644,991
The J.M. Smucker Company	6.200	11-15-33	2,165,000	2,271,897
Household products 0.1%
The Clorox Company	4.950	05-15-33	3,330,000	3,243,224
Personal care products 0.2%
Kenvue, Inc.	4.850	05-22-32	5,580,000	5,525,622
Kenvue, Inc.	4.900	03-22-33	2,059,000	2,029,899
Energy 3.7%				157,826,278
Oil, gas and consumable fuels 3.7%
Aker BP ASA (A)	3.750	01-15-30	1,489,000	1,426,062
Aker BP ASA (A)	4.000	01-15-31	2,097,000	1,998,117
Antero Resources Corp. (A)	5.375	03-01-30	3,755,000	3,752,551
BP Capital Markets America, Inc.	4.812	02-13-33	2,127,000	2,083,852
Cheniere Energy Partners LP	3.250	01-31-32	9,361,000	8,479,033
Cheniere Energy Partners LP	5.950	06-30-33	5,980,000	6,153,549
Columbia Pipelines Holding Company LLC (A)	4.999	11-17-32	2,617,000	2,547,323
Columbia Pipelines Holding Company LLC (A)	5.681	01-15-34	5,455,000	5,481,903
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33	3,097,000	3,197,268
Continental Resources, Inc. (A)	2.875	04-01-32	2,696,000	2,355,938
Continental Resources, Inc. (A)	5.750	01-15-31	3,456,000	3,499,862
Devon Energy Corp.	5.200	09-15-34	2,755,000	2,715,767
DT Midstream, Inc. (A)	4.375	06-15-31	7,500,000	7,168,315
DT Midstream, Inc. (A)	5.800	12-15-34	1,555,000	1,556,685
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,702,000	4,685,507
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	6,292,000	$6,298,405
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	2,035,000	2,295,154
Energy Transfer LP	5.150	03-15-45	2,643,000	2,288,177
Energy Transfer LP	5.600	09-01-34	3,075,000	3,074,364
Eni SpA (A)	5.250	05-18-36	4,558,000	4,400,765
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,931,000	6,895,960
Enterprise Products Operating LLC	5.350	01-31-33	2,059,000	2,079,758
EOG Resources, Inc.	5.000	07-15-32	2,059,000	2,047,455
Expand Energy Corp.	4.750	02-01-32	3,848,000	3,724,454
Harbour Energy Finance 2 PLC (A)	5.929	08-19-33	1,693,000	1,685,822
MPLX LP	4.950	09-01-32	2,595,000	2,544,034
MPLX LP	5.000	03-01-33	2,189,000	2,140,820
Occidental Petroleum Corp.	6.450	09-15-36	6,289,000	6,633,801
Ovintiv, Inc.	6.250	07-15-33	2,814,000	2,940,879
Permian Resources Operating LLC (A)	6.250	02-01-33	1,613,000	1,637,831
Plains All American Pipeline LP	4.700	01-15-31	1,481,000	1,453,646
Repsol E&P Capital Markets US LLC (A)	5.204	09-16-30	5,486,000	5,482,932
Sabine Pass Liquefaction LLC	4.500	05-15-30	8,209,000	8,070,504
Targa Resources Corp.	5.500	02-15-35	2,292,000	2,269,897
Targa Resources Partners LP	4.000	01-15-32	6,485,000	6,100,294
Var Energi ASA (A)	5.875	05-22-30	6,399,000	6,519,237
Var Energi ASA (A)	8.000	11-15-32	8,400,000	9,370,390
Viper Energy Partners LLC	4.900	08-01-30	1,211,000	1,196,025
Western Midstream Operating LP	4.800	03-01-31	3,754,000	3,684,212
Western Midstream Operating LP	6.150	04-01-33	2,520,000	2,598,407
Whistler Pipeline LLC (A)	5.400	09-30-29	1,234,000	1,244,164
Whistler Pipeline LLC (A)	5.700	09-30-31	2,023,000	2,047,159
Financials 12.9%				545,647,108
Banks 8.2%
Banco Santander SA	4.551	11-06-30	4,879,000	4,759,669
Bank Hapoalim BM (A)	4.722	07-14-29	3,162,000	3,106,408
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	6,704,000	6,153,497
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	11,451,000	10,260,703
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	11,555,000	11,151,123
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	9,575,000	9,402,789
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	1,215,000	1,200,351
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (B)	6.625	05-01-30	6,383,000	6,546,258
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	4,803,000	5,017,516
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	11,676,000	11,851,958
BNP Paribas SA (7.125% to 2-17-32, then 5 Year CMT + 2.682%) (A)(B)	7.125	02-17-32	5,389,000	5,335,166
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	1,244,000	1,297,317
BPCE SA (5.748% to 7-19-32, then Overnight SOFR + 2.865%) (A)	5.748	07-19-33	1,000,000	1,003,669
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (A)	5.936	05-30-35	3,317,000	3,317,121
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	4,019,000	3,966,900
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,245,000	2,883,967
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	5,084,000	5,208,040
Citizens Financial Group, Inc.	3.250	04-30-30	729,000	684,044
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	2,663,000	2,664,009
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	766,000	747,567
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	6,520,000	6,600,205
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	3,336,000	3,510,222
Credit Agricole SA (A)	3.250	01-14-30	7,105,000	6,643,363
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (A)	5.862	01-09-36	4,197,000	4,216,684
Danske Bank A/S (4.999% to 3-27-31, then 1 Year CMT + 0.980%) (A)	4.999	03-27-32	4,577,000	4,517,387
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (A)	5.019	03-04-31	3,731,000	$3,710,594
Fifth Third Bancorp (5.141% to 1-29-36, then Overnight SOFR + 1.240%) (C)	5.141	01-29-37	1,798,000	1,719,837
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	3,288,000	3,327,468
Fifth Third Bancorp (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (A)	5.982	01-30-30	2,258,000	2,305,162
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	6,194,000	5,967,795
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	3,592,000	3,538,722
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	3,535,000	3,439,443
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	2,149,000	2,149,432
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	2,183,000	2,188,391
Huntington Bancshares, Inc. (5.709% to 2-2-34, then SOFR Compounded Index + 1.870%)	5.709	02-02-35	1,739,000	1,741,208
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,230,000	1,229,380
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,857,000	1,927,920
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	2,241,000	2,168,944
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	4,706,000	4,654,150
JPMorgan Chase & Co. (5.193% to 2-5-36, then Overnight SOFR + 1.300%)	5.193	02-05-37	3,636,000	3,488,432
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	5,054,000	4,998,945
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	11,373,000	11,319,100
JPMorgan Chase & Co. (5.803% to 7-23-36, then 5 Year CMT + 1.250%)	5.803	07-23-41	3,396,000	3,358,807
KeyBank NA	5.000	01-26-33	4,697,000	4,565,287
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	1,880,000	1,877,153
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	1,572,000	1,509,619
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	1,496,000	1,556,578
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	2,895,000	2,907,369
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (B)(C)	6.625	09-27-35	2,875,000	2,828,960
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (B)(C)	6.750	09-27-31	1,740,000	1,768,886
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (B)	5.125	11-01-26	2,668,000	2,664,665
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	2,004,000	2,001,237
M&T Bank Corp. (5.295% to 4-18-31, then 5 Year CMT + 1.380%)	5.295	04-18-36	4,451,000	4,363,041
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	2,857,000	2,780,990
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	3,363,000	3,333,884
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (B)	7.300	11-19-34	3,439,000	3,517,162
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (B)	8.125	11-10-33	5,738,000	6,245,492
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (A)(B)(C)	6.300	09-25-31	6,501,000	6,479,724
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	1,516,000	1,502,227
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	1,364,000	1,337,398
Pinnacle Financial Partners, Inc. (5.596% to 5-19-31, then Overnight SOFR + 1.700%)	5.596	05-19-32	3,219,000	3,182,015
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	7,978,000	7,856,127
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,698,000	1,726,719
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	6,452,000	6,228,799
Santander Holdings USA, Inc. (5.220% to 6-5-31, then Overnight SOFR + 1.276%)	5.220	06-05-32	3,605,000	3,552,933
Santander Holdings USA, Inc. (5.353% to 9-6-29, then Overnight SOFR + 1.940%)	5.353	09-06-30	4,546,000	4,552,582
Santander Holdings USA, Inc. (5.701% to 6-5-36, then Overnight SOFR + 1.596%)	5.701	06-05-37	3,605,000	3,510,525
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	3,336,000	3,321,494
The PNC Financial Services Group, Inc. (4.626% to 6-6-32, then SOFR Compounded Index + 1.850%)	4.626	06-06-33	3,562,000	3,405,018
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	3,689,000	3,622,179
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	2,515,000	2,517,528
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	2,326,000	2,397,734
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)	6.250	03-15-30	2,477,000	2,515,832
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	3,644,000	3,614,384
Truist Financial Corp. (5.281% to 4-23-36, then Overnight SOFR + 1.414%)	5.281	04-23-37	2,608,000	2,519,355
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	8,801,000	8,955,395
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%) (C)	6.123	10-28-33	2,347,000	2,429,921
Truist Financial Corp. (6.250% to 6-15-31, then 5 Year CMT + 2.129%) (B)	6.250	06-15-31	3,561,000	3,516,839
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	3,478,000	3,371,472
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	2,859,000	2,857,740
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
U.S. Bancorp (5.678% to 1-23-34, then Overnight SOFR + 1.860%)	5.678	01-23-35	1,733,000	$1,751,212
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	4,239,000	4,335,906
Valley National Bancorp (6.219% to 6-1-31, then 3 month CME Term SOFR + 2.430%)	6.219	06-01-36	5,727,000	5,649,365
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	1,483,000	1,482,622
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	13,032,000	11,826,147
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	3,697,000	3,618,256
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	2,207,000	2,218,967
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	4,766,000	5,052,911
Capital markets 2.5%
Ares Strategic Income Fund	5.150	01-15-31	3,524,000	3,362,049
Ares Strategic Income Fund	5.450	09-09-28	1,341,000	1,335,940
Ares Strategic Income Fund	5.600	02-15-30	2,395,000	2,353,112
Ares Strategic Income Fund	5.700	03-15-28	193,000	193,515
Ares Strategic Income Fund	5.800	09-09-30	3,165,000	3,104,796
Ares Strategic Income Fund	6.200	03-21-32	2,241,000	2,216,992
Ares Strategic Income Fund	6.350	08-15-29	655,000	664,389
Blackstone Private Credit Fund	5.050	09-10-30	2,840,000	2,720,712
Blackstone Private Credit Fund	5.250	04-01-30	2,498,000	2,417,140
Blackstone Private Credit Fund	5.950	07-16-29	1,911,000	1,910,353
Blackstone Private Credit Fund	7.300	11-27-28	1,810,000	1,866,305
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	1,532,000	1,477,804
Cantor Fitzgerald LP (A)	7.200	12-12-28	7,312,000	7,554,277
Deutsche Bank AG (4.469% to 12-10-30, then Overnight SOFR + 1.100%)	4.469	12-10-31	1,295,000	1,260,694
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%)	4.725	02-06-32	3,206,000	3,114,077
Deutsche Bank AG (4.950% to 8-4-30, then Overnight SOFR + 1.300%)	4.950	08-04-31	2,849,000	2,806,529
Deutsche Bank AG (5.060% to 4-14-31, then Overnight SOFR + 1.410%)	5.060	04-14-32	875,000	861,166
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	2,691,000	2,686,108
HPS Corporate Lending Fund	5.450	11-15-30	1,889,000	1,826,627
HPS Corporate Lending Fund	5.950	04-14-32	983,000	955,351
Intercontinental Exchange, Inc.	4.600	03-15-33	2,059,000	1,989,490
Lazard Group LLC	4.375	03-11-29	2,680,000	2,641,186
Lazard Group LLC	6.000	03-15-31	2,943,000	3,031,343
Macquarie Bank, Ltd. (A)	3.624	06-03-30	3,423,000	3,228,740
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,576,000	2,233,833
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	5,775,000	4,955,143
Morgan Stanley (4.708% to 3-12-31, then Overnight SOFR + 1.195%)	4.708	03-12-32	5,051,000	4,930,506
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	4,583,000	4,513,004
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%)	5.948	01-19-38	5,894,000	5,963,094
Sixth Street Lending Partners	5.750	01-15-30	1,071,000	1,057,952
Sixth Street Lending Partners	6.125	07-15-30	985,000	984,656
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	2,409,000	2,405,719
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	11,764,000	10,430,916
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (A)	6.301	09-22-34	2,649,000	2,764,317
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (A)(B)	6.625	01-08-31	3,513,000	3,511,246
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(B)	7.000	02-10-30	2,096,000	2,129,081
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(B)	7.125	08-10-34	2,777,000	2,796,345
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (A)(B)	9.250	11-13-33	2,820,000	3,211,859
Consumer finance 0.5%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	7,551,000	7,415,150
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	2,823,000	2,828,345
Ally Financial, Inc.	8.000	11-01-31	3,815,000	4,194,057
Capital One Financial Corp.	6.700	11-29-32	4,979,000	5,314,677
Financial services 0.5%
Apollo Debt Solutions BDC	6.700	07-29-31	1,561,000	1,580,084
Apollo Debt Solutions BDC	6.900	04-13-29	832,000	850,229
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Atlas Warehouse Lending Company LP (A)	5.250	01-15-33	1,234,000	$1,198,299
Enact Holdings, Inc.	6.250	05-28-29	4,556,000	4,664,212
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	512,000	579,876
NMI Holdings, Inc.	6.000	08-15-29	4,306,000	4,364,346
Radian Group, Inc.	6.200	05-15-29	6,027,000	6,190,624
Insurance 1.2%
American National Global Funding (A)	4.875	01-23-31	6,140,000	5,974,106
Athene Global Funding (A)	4.721	10-08-29	2,149,000	2,109,872
Athene Global Funding (A)	5.322	11-13-31	2,549,000	2,509,915
Athene Holding, Ltd.	3.500	01-15-31	7,932,000	7,323,498
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,632,000	1,507,640
Augusta SpinCo Corp.	4.945	03-23-33	1,612,000	1,576,839
CNO Financial Group, Inc.	5.250	05-30-29	4,792,000	4,784,694
CNO Financial Group, Inc.	6.450	06-15-34	4,742,000	4,848,913
CNO Global Funding (A)	4.700	12-11-30	1,590,000	1,547,025
GA Global Funding Trust (A)	4.500	09-18-30	4,202,000	4,026,440
GA Global Funding Trust (A)	5.200	12-09-31	2,754,000	2,683,561
MassMutual Global Funding II (A)	4.350	09-17-31	2,868,000	2,760,358
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	3,166,000	3,189,903
New York Life Global Funding (A)	5.350	01-23-35	437,000	434,989
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,665,000	1,656,314
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	5,134,000	3,957,464
Health care 2.4%				102,931,021
Biotechnology 0.5%
AbbVie, Inc.	5.050	03-15-34	6,551,000	6,480,493
Amgen, Inc.	5.250	03-02-33	12,325,000	12,333,425
Amgen, Inc.	5.650	03-02-53	5,208,000	4,853,816
Health care equipment and supplies 0.4%
Abbott Laboratories	4.300	03-15-33	11,231,000	10,731,835
Solventum Corp.	5.450	03-13-31	5,352,000	5,408,023
Health care providers and services 0.9%
Cencora, Inc.	2.800	05-15-30	2,823,000	2,611,928
CVS Health Corp.	5.700	06-01-34	3,608,000	3,650,376
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	7,447,000	6,552,408
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	3,740,000	3,608,510
HCA, Inc.	4.300	11-15-30	1,287,000	1,248,130
HCA, Inc.	4.600	11-15-32	1,979,000	1,899,114
HCA, Inc.	5.000	05-15-33	4,734,000	4,611,855
HCA, Inc.	5.450	04-01-31	3,723,000	3,760,431
UnitedHealth Group, Inc.	5.950	06-15-55	2,707,000	2,653,459
Universal Health Services, Inc.	5.500	09-01-31	2,908,000	2,907,018
Universal Health Services, Inc.	6.000	09-01-36	3,323,000	3,303,619
VSP Optical Group, Inc. (A)	5.400	06-01-33	2,193,000	2,168,254
Pharmaceuticals 0.6%
IQVIA, Inc.	6.250	02-01-29	1,915,000	1,965,989
Merck & Company, Inc.	4.450	12-04-32	2,059,000	1,995,455
Roche Holdings, Inc. (A)	5.489	11-13-30	4,726,000	4,831,609
Royalty Pharma PLC	5.200	09-25-35	2,538,000	2,466,389
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	6,510,000	4,797,989
Teva Pharmaceutical Finance Netherlands III BV	6.000	12-01-32	5,484,000	5,610,878
Viatris, Inc.	4.000	06-22-50	3,704,000	2,480,018
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 3.2%				$135,725,382
Aerospace and defense 0.5%
BAE Systems PLC (A)	5.250	03-26-31	1,500,000	1,513,781
DAE Funding LLC (A)	4.950	01-15-33	5,028,000	4,806,737
Hexcel Corp.	4.900	05-15-31	640,000	628,453
Honeywell Aerospace, Inc.	4.600	03-16-33	2,751,000	2,659,967
The Boeing Company	6.528	05-01-34	11,329,000	12,087,159
Construction and engineering 0.4%
CIMIC Finance USA Pty, Ltd. (A)	7.000	03-25-34	4,196,000	4,399,103
CIMIC Finance, Ltd. (A)	6.000	04-22-36	3,288,000	3,211,070
MasTec, Inc.	5.850	09-30-36	3,376,000	3,331,830
WSP Global, Inc. (A)	5.714	09-18-36	4,393,000	4,235,558
Electrical equipment 0.1%
Eaton Corp.	4.500	03-06-33	1,547,000	1,489,977
Tyco Electronics Group SA	4.500	02-09-31	2,442,000	2,395,410
Machinery 0.2%
Flowserve Corp.	5.700	05-15-36	3,075,000	3,031,545
Novartis Capital Corp.	4.600	03-18-33	4,237,000	4,127,555
Weir Group, Inc. (A)	5.350	05-06-30	2,622,000	2,622,491
Passenger airlines 1.6%
Air Canada 2015-2 Class AA Pass Through Trust (A)	3.750	12-15-27	1,412,004	1,390,478
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,519,014	3,445,857
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	2,083,650	2,013,190
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,049,438	1,017,478
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,770,235	1,675,953
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,243,522	2,947,695
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	2,735,407	2,527,909
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	5,593,597	4,936,520
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	816,000	774,909
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	3,370,000	3,204,821
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	1,743,000	1,704,835
American Airlines 2026-1 Class A Pass Through Trust	5.250	11-10-38	4,554,000	4,433,699
American Airlines 2026-1 Class B Pass Through Trust	5.750	05-10-35	4,734,000	4,638,348
American Airlines 2026-2 Class A Pass Through Trust	5.700	02-20-39	3,035,000	3,034,680
American Airlines 2026-2 Class B Pass Through Trust	6.300	08-20-35	2,145,000	2,138,357
British Airways 2018-1 Class A Pass Through Trust (A)(C)	4.125	09-20-31	872,936	843,017
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	3,757,440	3,302,918
JetBlue 2020-1 Class A Pass Through Trust (C)	4.000	11-15-32	1,305,157	1,214,478
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	4,136,812	4,001,314
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,573,509	1,508,452
United Airlines 2020-1 Class A Pass Through Trust (C)	5.875	10-15-27	2,811,846	2,836,480
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	7,130,264	7,259,371
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	2,720,887	2,729,543
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	4,176,840	4,180,464
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	3.300	01-30-32	10,608,000	9,572,431
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	2,084,000	2,095,529
Ashtead Capital, Inc. (A)	5.550	05-30-33	3,623,000	3,605,551
Sunbelt Rentals Holdings, Inc. (A)	4.950	08-12-30	2,172,000	2,150,469
Information technology 2.7%				114,167,183
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	4,211,000	3,762,993
Motorola Solutions, Inc.	2.750	05-24-31	4,503,000	4,047,771
Electronic equipment, instruments and components 0.2%
Jabil, Inc.	4.750	02-01-33	1,876,000	1,794,866
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
TD SYNNEX Corp.	2.650	08-09-31	1,913,000	$1,683,657
TD SYNNEX Corp.	5.300	10-10-35	3,575,000	3,419,553
TD SYNNEX Corp.	6.100	04-12-34	1,549,000	1,574,905
IT services 0.3%
Beacon Point DC LLC (A)	6.129	11-30-42	7,226,000	6,858,245
Sopaipilla Investor LLC (A)	7.534	11-30-48	5,554,000	5,689,531
VeriSign, Inc.	5.100	07-15-31	1,604,000	1,590,638
Semiconductors and semiconductor equipment 1.0%
Broadcom, Inc.	3.419	04-15-33	9,091,000	7,971,642
Broadcom, Inc.	4.550	02-15-32	1,623,000	1,554,103
Broadcom, Inc.	4.900	07-15-32	5,351,000	5,191,895
Foundry JV Holdco LLC (A)	6.100	01-25-36	4,892,000	4,987,341
Foundry JV Holdco LLC (A)	6.250	01-25-35	6,996,000	7,206,345
Marvell Technology, Inc.	5.950	09-15-33	5,893,000	6,049,055
Micron Technology, Inc.	2.703	04-15-32	2,788,000	2,457,769
Qorvo, Inc. (A)	3.375	04-01-31	2,988,000	2,733,668
Qorvo, Inc.	4.375	10-15-29	2,223,000	2,137,754
Skyworks Solutions, Inc.	5.750	01-10-32	2,052,000	2,036,952
Software 0.5%
HUT 8 DC LLC (A)	6.192	11-15-42	3,205,000	3,112,663
Oracle Corp.	4.700	09-27-34	2,583,000	2,278,925
Oracle Corp.	4.800	09-26-32	2,207,000	2,040,569
Oracle Corp.	5.250	02-03-32	2,492,000	2,391,587
Oracle Corp.	5.550	02-06-53	5,497,000	4,159,545
Oracle Corp.	5.700	02-04-36	1,899,000	1,755,898
VMware LLC	4.700	05-15-30	4,267,000	4,201,825
Technology hardware, storage and peripherals 0.5%
CDW LLC	5.100	03-01-30	1,295,000	1,279,675
Dell International LLC	4.500	02-15-31	3,769,000	3,673,521
Dell International LLC	4.750	10-06-32	3,782,000	3,670,584
Dell International LLC	5.000	04-01-30	2,292,000	2,287,218
Dell International LLC	5.300	04-01-32	3,885,000	3,889,978
Dell International LLC (C)	5.400	04-15-34	6,720,000	6,676,512
Materials 0.7%				27,144,189
Chemicals 0.2%
SNF Group SACA (A)	5.626	03-31-31	4,869,000	4,881,883
Vylor, Inc. (A)	5.125	08-15-31	968,000	965,069
Vylor, Inc. (A)	5.625	08-15-36	968,000	967,843
Construction materials 0.3%
Cemex SAB de CV (A)	3.875	07-11-31	3,857,000	3,613,518
Cemex SAB de CV	5.750	06-05-36	5,616,000	5,460,156
JH North America Holdings, Inc. (A)	5.875	01-31-31	774,000	778,947
JH North America Holdings, Inc. (A)	6.125	07-31-32	1,161,000	1,171,218
Metals and mining 0.2%
Anglo American Capital PLC (A)	5.000	03-21-33	3,612,000	3,525,135
Australian MetCoal Financing Pty, Ltd. (A)	6.750	04-22-34	959,000	970,361
Freeport-McMoRan, Inc.	5.400	11-14-34	2,772,000	2,759,969
Rio Tinto Finance USA PLC	5.000	03-14-32	2,060,000	2,050,090
Real estate 1.5%				63,850,854
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	4.250	12-15-28	2,651,000	2,610,643
Industrial REITs 0.3%
FIBRA Prologis (A)	5.500	11-26-35	2,049,000	1,964,335
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Industrial REITs (continued)
Prologis Targeted U.S. Logistics Fund LP (A)	4.625	03-15-33	3,989,000	$3,806,896
Prologis Targeted U.S. Logistics Fund LP (A)	5.250	01-15-35	5,267,000	5,143,930
Office REITs 0.3%
Boston Properties LP	6.500	01-15-34	7,157,000	7,455,757
Cousins Properties LP	4.875	03-01-33	6,503,000	6,219,239
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	5,625,000	5,035,641
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	3,423,000	3,395,109
Retail REITs 0.1%
Regency Centers LP	4.500	03-15-33	2,154,000	2,058,137
Regency Centers LP	5.000	07-15-32	4,263,000	4,220,038
Specialized REITs 0.5%
American Tower Corp.	4.700	12-15-32	2,771,000	2,674,551
American Tower Corp.	5.200	02-15-29	3,997,000	4,022,780
American Tower Corp.	5.550	07-15-33	2,601,000	2,612,763
American Tower Corp.	5.650	03-15-33	2,601,000	2,637,751
SBA Communications Corp.	5.150	07-15-31	3,365,000	3,335,938
SBA Communications Corp.	5.450	07-15-33	2,406,000	2,373,953
VICI Properties LP	5.125	11-15-31	4,380,000	4,283,393
Utilities 3.4%				142,355,708
Electric utilities 1.6%
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	2,078,000	2,040,890
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	990,000	962,963
Atlantica Transmision Sur SA (A)	6.875	04-30-43	712,269	757,092
Constellation Energy Generation LLC	5.000	02-01-31	848,000	839,887
Constellation Energy Generation LLC	6.500	10-01-53	1,898,000	1,948,741
Duke Energy Carolinas LLC	4.950	01-15-33	3,439,000	3,403,282
Duke Energy Corp.	5.750	09-15-33	3,062,000	3,125,717
Electricite de France SA (A)	5.650	04-22-29	5,667,000	5,770,076
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	3,781,000	3,723,235
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	2,083,000	2,041,591
Eversource Energy	5.125	05-15-33	3,940,000	3,866,984
Exelon Corp.	5.125	03-15-31	1,558,000	1,560,503
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	849,000	855,654
Georgia Power Company	4.950	05-17-33	2,059,000	2,031,291
Israel Electric Corp., Ltd. (A)	5.633	01-28-38	1,281,000	1,227,910
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	2,394,000	2,082,425
NextEra Energy Capital Holdings, Inc. (6.200% to 10-1-36, then 5 Year CMT + 1.765%)	6.200	10-01-56	2,649,000	2,581,615
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	2,985,000	3,001,158
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	774,000	777,964
NRG Energy, Inc. (A)	4.955	04-30-31	5,436,000	5,286,368
NRG Energy, Inc. (A)	5.407	10-15-35	4,877,000	4,657,801
NRG Energy, Inc. (A)	7.000	03-15-33	6,298,000	6,682,216
Pacific Gas & Electric Company	5.800	05-15-34	2,840,000	2,842,499
The Southern Company	5.700	03-15-34	2,463,000	2,497,404
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	3,577,000	3,595,815
Independent power and renewable electricity producers 0.9%
Capital Power US Holdings, Inc. (A)	6.189	06-01-35	2,676,000	2,709,266
Constellation Energy Generation LLC	4.800	01-15-32	966,000	945,932
Indianapolis Power & Light Company (A)	5.650	12-01-32	5,973,000	6,091,167
The AES Corp.	5.200	07-15-29	1,898,000	1,898,406
Vistra Operations Company LLC (A)	4.300	07-15-29	6,500,000	6,335,981
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Operations Company LLC (A)	4.700	01-31-31	1,564,000	$1,517,518
Vistra Operations Company LLC (A)	5.000	04-30-31	4,125,000	4,044,062
Vistra Operations Company LLC (A)	5.250	04-30-33	4,070,000	3,968,024
Vistra Operations Company LLC (A)	6.000	04-15-34	4,823,000	4,842,306
Vistra Operations Company LLC (A)	6.950	10-15-33	3,445,000	3,663,601
Multi-utilities 0.9%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	2,241,000	2,209,208
CenterPoint Energy, Inc. (6.400% to 8-15-33, then 5 Year CMT + 1.885%)	6.400	08-15-58	1,511,000	1,517,462
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (C)	6.850	02-15-55	3,404,000	3,521,503
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,418,000	1,463,071
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	3,011,000	2,986,437
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	4,114,000	4,033,250
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	2,628,000	2,673,688
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	2,155,000	2,241,291
National Grid PLC	5.809	06-12-33	5,358,000	5,485,294
NiSource, Inc.	3.600	05-01-30	1,322,000	1,262,238
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	3,011,000	2,965,301
Sempra	5.500	08-01-33	2,429,000	2,443,160

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	3,375,000	3,336,900

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	2,074,000	2,039,561
Municipal bonds 0.3%				$11,362,676
(Cost $16,350,124)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	3,379,000	2,640,845
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,901,000	3,854,382
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,650,000	1,159,758

Regents of the University of California Medical Center	3.006	05-15-50	5,860,000	3,707,691
Term loans (D) 0.1%				$4,890,807
(Cost $4,869,481)
Communication services 0.1%				4,890,807
Entertainment 0.1%

Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	06-03-33	4,881,288	4,890,807

Collateralized mortgage obligations 7.5%				$316,994,007
(Cost $346,143,339)
Commercial and residential 6.5%				274,530,693
A&D Mortgage Trust
Series 2026-NQM1, Class A1 (A)(E)	4.912	02-25-71	2,772,920	2,725,926
Series 2026-NQM2, Class A1 (A)(E)	4.811	03-25-71	3,973,911	3,910,754
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(E)	0.990	04-25-53	282,783	273,337
Series 2021-5, Class A1 (A)(E)	0.951	07-25-66	1,413,889	1,218,756
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	2,142,012	2,130,234
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (A)	4.950	07-25-68	3,193,847	3,175,194
Series 2025-10, Class A1 (A)(E)	4.960	09-25-70	1,149,425	1,133,283
Series 2025-11, Class A1 (A)(E)	4.975	10-25-70	1,752,253	1,728,351
Series 2025-13, Class A1 (A)	4.929	10-25-70	2,284,409	2,250,803
Series 2026-1, Class A1 (A)(E)	4.747	02-25-71	3,682,099	3,609,035
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (A)(E)	1.175	10-25-48	672,575	613,791
Avenue of Americas
Series 2025-1301, Class A (A)(E)	5.227	08-11-42	4,629,000	4,582,814
Series 2025-1301, Class B (A)(E)	5.478	08-11-42	1,231,000	1,214,539
BAHA Trust
Series 2024-MAR, Class A (A)(E)	6.171	12-10-41	5,293,000	5,348,707
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	5,072,000	5,063,363
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-5YR19, Class A3	5.270	12-15-58	1,715,000	$1,719,941
Series 2026-5YR20, Class A3	5.104	02-15-59	1,281,000	1,276,371
Series 2026-5YR21, Class A3	5.525	04-15-59	2,090,000	2,115,993
Series 2026-5YR22, Class A3 (E)	5.713	06-15-59	4,336,000	4,421,994
Series 2026-5YR24, Class A3	5.832	08-15-31	1,360,000	1,394,335
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	883,172	831,787
Series 2024-5C29, Class A3	5.208	09-15-57	4,187,000	4,194,028
Series 2024-5C31, Class A3	5.609	12-15-57	1,064,000	1,076,679
Series 2025-5C38, Class A3	5.146	11-15-58	2,019,000	2,017,298
Series 2026-5C40, Class A3	5.248	02-15-59	2,084,000	2,089,713
Series 2026-5C41, Class A3	5.438	05-15-69	3,035,000	3,065,952
Series 2026-5C42, Class A3	5.598	06-15-59	2,173,000	2,208,673
Benchmark Mortgage Trust
Series 2024-V12, Class A3	5.738	12-15-57	3,363,000	3,417,588
Series 2026-V20, Class A3	5.184	02-15-59	1,575,000	1,573,010
BMO Mortgage Trust
Series 2024-5C8, Class A3 (E)	5.625	12-15-57	1,024,000	1,035,839
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(E)	0.941	02-25-49	403,838	379,306
BX Trust
Series 2019-OC11, Class A (A)	3.202	12-09-41	1,408,000	1,323,153
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (A)(F)	4.853	08-15-36	6,514,000	5,374,050
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,170,935	3,115,569
CENT Trust
Series 2025-CITY, Class A (A)(E)	5.091	07-10-40	2,315,000	2,290,396
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	1,243,596	1,173,857
Series 2023-SMRT, Class A (A)(E)	6.015	06-12-40	2,512,000	2,539,488
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (A)(E)	3.000	09-25-64	102,631	101,536
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (A)(E)	0.924	08-25-66	1,069,027	906,795
Series 2021-3, Class A1 (A)(E)	0.956	09-27-66	1,473,082	1,215,453
Series 2021-HX1, Class A1 (A)(E)	1.110	10-25-66	1,232,083	1,045,939
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (A)	5.529	08-25-70	1,204,023	1,200,067
COLT Trust
Series 2020-RPL1, Class A1 (A)(E)	1.390	01-25-65	3,606,265	3,036,305
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (A)(E)	2.773	11-10-46	1,509,000	1,158,688
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.576	05-10-51	24,977,339	121,140
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (A)(E)	1.179	02-25-66	921,383	818,103
Series 2021-NQM3, Class A1 (A)(E)	1.015	04-25-66	760,470	663,187
Series 2021-NQM6, Class A1 (A)(E)	1.174	07-25-66	2,259,732	1,913,921
Series 2021-RPL2, Class A1A (A)(E)	1.115	01-25-60	3,132,036	2,613,098
Cross Mortgage Trust
Series 2025-H10, Class A1 (A)(E)	4.968	01-25-71	1,349,692	1,330,934
Series 2025-H8, Class A1 (A)(E)	5.003	11-25-70	1,881,987	1,858,218
Series 2025-H9, Class A1 (A)(E)	5.036	11-25-70	2,361,702	2,331,357
Series 2026-NQM1, Class A1 (A)(E)	4.699	02-25-61	3,475,386	3,403,902
Series 2026-NQM10, Class A1 (A)(E)	5.609	09-25-71	2,398,000	2,397,975
Series 2026-NQM9, Class A1 (A)(E)	5.726	08-25-71	1,458,466	1,456,549
Ellington Financial Mortgage Trust
Series 2021-2, Class A1 (A)(E)	0.931	06-25-66	1,052,375	885,114
Series 2025-INV5, Class A1 (A)(E)	5.077	12-25-70	3,551,554	3,507,750
Series 2026-NQM1, Class A1 (A)(E)	4.771	02-25-71	2,044,452	2,006,898
Flagstar Mortgage Trust
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-1, Class A2 (A)(E)	2.500	02-01-51	2,949,124	$2,373,128
GCAT Trust
Series 2021-NQM1, Class A1 (A)(E)	0.874	01-25-66	653,309	572,917
Series 2021-NQM2, Class A1 (A)(E)	1.036	05-25-66	695,950	604,472
Series 2021-NQM3, Class A1 (A)(E)	1.091	05-25-66	1,101,202	959,002
Series 2025-NQM5, Class A1 (A)(E)	4.981	08-25-70	1,983,269	1,955,389
GGP Trust
Series 2026-TY, Class A (A)(E)	4.825	03-05-43	3,258,000	3,178,733
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(E)	1.382	09-27-60	136,616	132,586
Series 2021-NQM1, Class A1 (A)(E)	1.017	07-25-61	417,250	384,094
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (A)(E)	5.649	01-13-40	4,262,000	4,297,456
Series 2026-10HY, Class A (A)(E)	5.255	12-10-39	3,180,000	3,142,865
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (A)(E)	1.071	06-25-56	802,680	697,534
JP Morgan Mortgage Trust
Series 2025-NQM5, Class A1 (A)(E)	4.879	05-25-66	1,198,175	1,178,529
MFA Trust
Series 2021-NQM1, Class A1 (A)(E)	1.153	04-25-65	348,502	328,268
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (A)(E)	5.119	11-25-70	1,601,241	1,583,103
MTN Commercial Mortgage Trust
Series 2026-LPFX, Class A (A)(E)	5.153	05-15-43	1,691,000	1,669,278
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (A)(E)	4.460	01-15-43	520,000	493,127
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	575,301	528,991
Series 2025-NQM1, Class A1 (A)	5.643	01-25-65	2,947,266	2,943,289
Series 2025-NQM3, Class A1 (A)(E)	5.530	05-25-65	2,695,038	2,679,203
Series 2025-NQM6, Class A1 (A)(E)	5.085	10-25-65	2,413,130	2,383,983
Series 2025-NQM7, Class A1 (A)(E)	5.010	10-26-65	3,328,882	3,282,314
Series 2026-NQM1, Class A1 (A)(E)	4.824	11-25-65	2,148,505	2,115,042
Series 2026-NQM2, Class A1 (A)(E)	4.743	12-25-65	1,618,565	1,587,426
NMLT Trust
Series 2021-INV1, Class A1 (A)(E)	1.185	05-25-56	1,896,900	1,656,472
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (A)(E)	4.455	11-05-41	2,166,000	2,107,849
NYC Trust
Series 2026-9W57, Class A (A)(E)	5.053	06-06-40	5,712,000	5,621,320
NYMT Loan Trust
Series 2022-CP1, Class A1 (A)	2.042	07-25-61	595,252	556,792
Series 2025-INV2, Class A1 (A)(E)	5.000	10-25-60	2,578,357	2,544,663
OBX Trust
Series 2020-EXP2, Class A3 (A)(E)	2.500	05-25-60	557,224	460,580
Series 2021-NQM2, Class A1 (A)(E)	1.101	05-25-61	1,585,064	1,280,001
Series 2021-NQM3, Class A1 (A)(E)	1.054	07-25-61	1,607,801	1,331,183
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (A)	5.162	07-25-65	955,690	948,630
Series 2025-NQM18, Class A1 (A)(E)	5.057	09-25-65	794,906	788,008
Series 2025-NQM19, Class A1 (A)(E)	4.869	10-25-65	1,659,825	1,633,209
Series 2025-NQM20, Class A1 (A)(E)	5.021	10-25-65	2,275,706	2,247,651
Series 2025-NQM21, Class A1 (A)(E)	4.989	10-25-65	1,349,929	1,334,505
Series 2025-NQM23, Class A1 (A)(E)	4.872	10-25-65	2,818,735	2,784,878
Series 2026-NQM2, Class A1 (A)(E)	4.818	12-01-65	4,299,418	4,226,542
Series 2026-NQM3, Class A1 (A)(E)	4.652	01-25-66	3,584,440	3,512,267
Series 2026-NQM8, Class A1 (A)(E)	5.297	05-25-66	1,456,019	1,443,291
Series 2026-NQM9, Class A1 (A)(E)	5.470	04-25-66	3,066,227	3,053,143
PRKCM Trust
Series 2026-AFC1, Class A1 (A)(E)	4.677	02-25-61	1,773,884	1,739,949
Progress Residential Trust
Series 2024-SFR1, Class A (A)	3.350	02-17-41	2,717,903	2,610,582
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-SFR1, Class A (A)	3.400	02-17-42	4,873,206	$4,598,386
Series 2025-SFR2, Class A (A)	3.305	04-17-42	4,103,366	3,843,280
Series 2025-SFR4, Class A (A)	4.300	08-17-42	2,521,486	2,438,566
Series 2025-SFR5, Class A (A)	3.850	10-17-42	2,110,256	1,998,542
Series 2025-SFR6, Class A (A)	4.000	12-17-42	4,001,000	3,810,790
Series 2026-SFR1, Class A (A)	3.850	02-17-43	2,263,634	2,136,737
Series 2026-SFR2, Class A (A)	4.240	05-17-43	2,621,000	2,504,842
Series 2026-SFR3, Class A (A)	4.000	07-17-43	1,683,000	1,588,504
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (A)(E)	2.000	01-25-36	1,831,594	1,620,630
ROCK Trust
Series 2024-CNTR, Class A (A)	5.388	11-13-41	4,594,000	4,609,732
Series 2024-CNTR, Class D (A)	7.109	11-13-41	3,506,000	3,608,306
SLG Office Trust
Series 2021-OVA, Class C (A)	2.851	07-15-41	4,837,000	4,252,826
Series 2026-OMA, Class A (A)(E)	5.131	04-15-41	4,102,000	4,052,056
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(E)	0.943	05-25-65	292,350	281,482
Towd Point Mortgage Trust
Series 2015-6, Class M2 (A)(E)	3.750	04-25-55	817,559	810,664
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	919,256	862,115
Series 2019-1, Class A1 (A)(E)	3.750	03-25-58	704,961	679,250
Series 2019-4, Class A1 (A)(E)	2.900	10-25-59	730,353	697,179
Series 2020-4, Class A1 (A)	1.750	10-25-60	1,446,720	1,307,674
Series 2024-1, Class A1 (A)(E)	4.969	03-25-64	2,449,434	2,464,095
Series 2024-3, Class A1A (A)(E)	4.985	07-25-65	1,410,181	1,400,214
Series 2024-4, Class A1A (A)(E)	4.558	10-27-64	1,024,003	1,007,804
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(E)	5.229	07-13-44	2,036,000	1,987,584
Verus Securitization Trust
Series 2021-1, Class A1 (A)(E)	0.815	01-25-66	754,763	683,789
Series 2021-3, Class A1 (A)(E)	1.046	06-25-66	1,080,028	944,817
Series 2021-4, Class A1 (A)(E)	0.938	07-25-66	700,832	588,256
Series 2021-5, Class A1 (A)(E)	1.013	09-25-66	1,102,713	940,828
Series 2021-R2, Class A1 (A)(E)	0.918	02-25-64	379,722	362,030
Series 2025-11, Class A1 (A)(E)	4.914	11-25-70	2,614,288	2,581,906
Series 2026-1, Class A1 (A)(E)	4.863	01-25-71	2,403,817	2,366,015
Series 2026-2, Class A1 (A)(E)	4.590	02-25-71	2,752,742	2,695,319
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	288,588	281,437
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	2,009,000	2,041,311
Series 2025-5C6, Class A3	5.186	10-15-58	2,426,000	2,423,669
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (A)(E)	5.528	07-15-40	3,512,000	3,520,978
U.S. Government Agency 1.0%				42,463,314
Government National Mortgage Association
Series 2012-114, Class IO	0.641	01-16-53	673,791	9,711
Series 2015-7, Class IO	0.488	01-16-57	2,540,497	63,026
Series 2016-174, Class IO	0.722	11-16-56	2,282,992	67,523
Series 2017-109, Class IO	0.175	04-16-57	2,591,021	18,774
Series 2017-124, Class IO	0.633	01-16-59	1,915,781	67,984
Series 2017-140, Class IO	0.485	02-16-59	2,363,537	56,044
Series 2017-169, Class IO	0.516	01-16-60	4,595,301	140,955
Series 2017-20, Class IO	0.468	12-16-58	6,752,565	124,752
Series 2017-22, Class IO	0.736	12-16-57	783,611	25,818
Series 2017-41, Class IO	0.488	07-16-58	2,290,845	55,853
Series 2017-46, Class IO	0.652	11-16-57	4,061,027	147,529
Series 2017-54, Class IO	0.702	12-16-58	2,480,288	81,313
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-61, Class IO	0.687	05-16-59	1,776,778	$59,041
Series 2017-74, Class IO	0.330	09-16-58	967,721	12,843
Series 2017-89, Class IO	0.436	07-16-59	526,775	12,105
Series 2018-114, Class IO	0.592	04-16-60	2,370,199	89,824
Series 2018-158, Class IO	0.802	05-16-61	12,064,200	667,230
Series 2018-68, Class A	2.850	04-16-50	133,635	128,805
Series 2018-69, Class IO	0.611	04-16-60	1,872,814	81,736
Series 2018-9, Class IO	0.444	01-16-60	4,650,330	131,933
Series 2019-131, Class IO	0.803	07-16-61	5,850,732	335,069
Series 2020-100, Class IO	0.788	05-16-62	8,200,748	474,494
Series 2020-108, Class IO	0.847	06-16-62	22,724,400	1,327,625
Series 2020-114, Class IO	0.799	09-16-62	27,147,647	1,423,864
Series 2020-118, Class IO	0.885	06-16-62	20,867,549	1,274,114
Series 2020-119, Class IO	0.607	08-16-62	9,432,586	424,855
Series 2020-120, Class IO	0.760	05-16-62	24,082,494	1,355,341
Series 2020-137, Class IO	0.800	09-16-62	29,853,890	1,774,972
Series 2020-150, Class IO	0.971	12-16-62	14,114,210	910,367
Series 2020-170, Class IO	0.836	11-16-62	21,921,513	1,368,457
Series 2020-92, Class IO	0.870	02-16-62	17,998,390	1,048,118
Series 2021-10, Class IO	0.995	05-16-63	13,308,382	1,019,718
Series 2021-11, Class IO	1.022	12-16-62	21,123,260	1,536,688
Series 2021-3, Class IO	0.871	09-16-62	33,918,321	2,100,117
Series 2021-40, Class IO	0.823	02-16-63	7,097,000	418,688
Series 2022-181, Class IO	0.722	07-16-64	6,836,501	389,751
Series 2022-21, Class IO	0.801	10-16-63	10,123,872	612,108
Series 2022-221, Class IO	0.844	06-16-64	23,757,088	1,456,747
Series 2022-53, Class IO	0.698	06-16-64	2,178,198	93,915
Series 2023-105, Class IO	0.750	07-16-65	15,318,358	851,923
Series 2023-177, Class IO	0.856	06-16-65	23,352,565	1,263,416
Series 2023-197, Class IO	1.245	09-16-65	7,128,691	564,480
Series 2023-30, Class IO	1.001	11-16-64	12,131,732	755,542
Series 2023-33, Class IO	0.932	05-16-63	19,001,817	1,299,943
Series 2023-36, Class IO	0.935	10-16-64	21,335,305	1,212,699
Series 2023-62, Class IO	0.939	02-16-65	15,378,300	1,077,454
Series 2023-91, Class IO	0.876	04-16-65	19,201,264	1,241,801
Series 2024-179, Class XI IO	0.857	12-16-66	25,475,124	1,730,421
Series 2024-194, Class IO	0.961	08-16-67	11,284,075	779,845
Series 2025-126, Class IO	0.767	05-16-67	14,719,025	1,045,544
Series 2025-128, Class IO	0.926	09-16-67	42,912,056	3,261,136
Series 2026-56, Class IO	0.855	11-16-68	58,552,632	4,242,911

Series 2026-94, Class IO	0.671	11-16-68	26,194,244	1,748,392
Asset-backed securities 7.5%				$318,973,316
(Cost $328,243,600)
Asset-backed securities 7.5%				318,973,316
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	1,638,411	1,515,828
Aligned Data Centers Issuer LLC
Series 2026-1A, Class A2I (A)	5.909	06-15-56	2,483,000	2,463,936
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 (A)	4.305	09-15-33	1,998,913	1,987,849
AMSR Trust
Series 2021-SFR1, Class B (A)	2.153	06-17-38	2,695,000	2,540,996
Series 2023-SFR1, Class A (A)	4.000	04-17-40	1,708,000	1,678,502
Series 2025-SFR1, Class A (A)	3.655	06-17-42	1,116,000	1,051,724
Series 2025-SFR2, Class A (A)	4.275	11-17-42	2,643,000	2,545,327
Series 2026-SFR1, Class A (A)	3.775	04-17-43	2,180,000	2,040,671
Series 2026-SFR2, Class A (A)	3.810	09-17-43	2,565,000	2,383,530
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	4,474,400	$4,464,482
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (A)	5.360	06-20-30	3,061,000	3,085,681
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	3,466,834	3,207,098
Business Jet Securities LLC
Series 2026-1A, Class A (A)	5.464	06-15-41	1,708,200	1,695,333
Canon Music Issuer Trust
Series 2026-1A, Class A (A)	5.521	05-01-76	1,940,000	1,921,428
Capital Automotive REIT
Series 2024-2A, Class A1 (A)	4.900	05-15-54	687,208	679,983
Series 2024-3A, Class A1 (A)	4.400	10-15-54	2,298,834	2,179,360
Carmax Auto Owner Trust
Series 2026-2, Class A3	4.220	06-16-31	2,572,000	2,546,922
CARS-DB8 LP
Series 2024-2A, Class A2 (A)	5.250	05-15-54	1,088,935	1,077,766
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,598,830	2,760,521
Series 2021-1A, Class A1 (A)	1.530	03-15-61	3,282,384	2,477,452
Chesapeake IV Funding DAC
Series 2026-1A, Class A3 (A)	4.470	02-15-30	3,705,000	3,695,838
CLI Funding IX LLC
Series 2025-1A, Class A (A)	5.350	06-20-50	3,965,916	3,954,485
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	2,817,009	2,639,869
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	1,657,712	1,531,938
Series 2022-1A, Class A (A)	2.720	01-18-47	1,549,504	1,419,139
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (A)	5.923	11-22-49	2,105,000	2,089,366
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (A)	5.250	02-25-49	2,471,000	2,452,222
Series 2025-1A, Class A1 (A)	5.316	05-25-50	2,024,000	2,000,581
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (A)	5.835	02-25-50	1,139,000	1,137,400
Concord Music Royalties LLC
Series 2025-2A, Class A (A)	5.785	07-20-75	1,906,000	1,895,826
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	3,430,000	3,458,863
Series 2025-4A, Class A2 (A)	5.522	12-20-55	1,433,000	1,421,052
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (A)	4.300	04-20-48	4,319,000	4,231,034
Series 2024-2A, Class A2 (A)	4.500	05-20-49	4,104,000	3,943,279
DataBank Issuer LLC
Series 2021-2A, Class A2 (A)	2.400	10-25-51	1,246,000	1,241,257
Series 2026-1A, Class A2 (A)	5.811	02-25-56	2,681,000	2,650,471
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,619,550	1,601,855
Series 2025-1A, Class A2I (A)	4.891	08-20-55	1,297,198	1,273,849
Series 2025-1A, Class A2II (A)	5.165	08-20-55	1,385,530	1,346,799
Series 2026-1A, Class A2I (A)	5.200	05-20-56	1,977,000	1,952,154
Series 2026-1A, Class A2II (A)	5.432	05-20-56	3,400,000	3,361,332
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (A)	3.668	10-25-49	1,273,920	1,216,360
Series 2021-1A, Class A2I (A)	2.662	04-25-51	3,132,423	2,973,447
Series 2025-1A, Class A2I (A)	4.930	07-25-55	1,508,000	1,484,521
Series 2025-1A, Class A2II (A)	5.217	07-25-55	1,753,000	1,715,016
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,220,674	3,108,229
Series 2021-1A, Class A2 (A)	2.791	10-20-51	3,284,341	3,070,953
Series 2024-1A, Class A2 (A)	6.372	10-20-54	2,901,780	2,905,146
Series 2025-1A, Class A2 (A)	5.296	10-20-55	1,350,793	1,302,109
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
ExteNet Issuer LLC
Series 2024-1A, Class A2 (A)	5.335	07-25-54	3,776,000	$2,888,640
FirstLight Issuer LLC
Series 2026-1A, Class A2 (A)	5.873	06-20-56	2,889,000	2,856,648
Flexential Issuer LLC
Series 2025-1A, Class A2 (A)	6.030	10-25-60	1,449,000	1,425,632
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (A)	4.320	08-15-38	3,835,000	3,736,601
GBX Leasing LLC
Series 2026-1A, Class A (A)	5.130	02-20-56	2,808,044	2,710,875
GM Financial Consumer Automobile Receivables Trust
Series 2026-2, Class A3	4.150	08-18-31	3,718,000	3,679,077
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (A)	4.980	12-11-36	2,522,000	2,536,845
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (A)	5.060	03-15-31	4,196,000	4,228,988
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	493,920	479,770
Series 2021-1A, Class A2 (A)	2.773	04-20-29	1,150,479	1,097,321
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3 (A)	4.140	12-17-29	3,964,000	3,924,994
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	2,871,000	2,858,153
Hotwire Funding LLC
Series 2023-1A, Class A2 (A)	5.687	05-20-53	3,237,000	3,243,699
Invitation Homes Trust
Series 2024-SFR1, Class A (A)	4.000	09-17-41	3,651,245	3,533,796
Iskandar Enterprise LLC
Series 2026-1A, Class A21 (A)	5.049	04-17-56	5,069,000	4,952,049
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	2,767,850	2,750,623
Series 2025-1A, Class A2 (A)	5.610	08-16-55	3,696,660	3,671,827
Series 2026-1A, Class A2I (A)	4.952	02-15-56	2,814,981	2,741,326
Jimmy John’s Funding LLC
Series 2026-1A, Class A2 (A)	5.685	04-30-56	4,439,000	4,394,598
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (A)	5.219	02-25-56	1,553,000	1,517,938
Series 2026-2A, Class A2 (A)	5.834	06-25-58	3,063,000	3,037,416
Lyra Music Assets LP
Series 2024-2A, Class A2 (A)	5.760	12-22-64	3,338,518	3,349,959
Series 2025-1A, Class A2 (A)	5.604	09-20-65	3,639,669	3,645,447
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	3,984,000	3,964,198
Series 2025-4A, Class A2 (A)	5.163	12-20-55	1,768,000	1,738,301
Series 2026-1A, Class A2 (A)	5.273	04-20-56	2,111,000	2,089,092
Navient Refinance Loan Trust
Series 2026-A, Class A (A)	4.500	01-18-56	3,247,156	3,183,860
Series 2026-B, Class A (A)	5.070	06-15-56	2,130,887	2,122,068
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	950,722	783,316
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	4,016,453	3,857,911
Series 2022-1A, Class A2 (A)	3.695	01-30-52	1,897,585	1,794,187
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	4,682,000	3,580,267
Series 2021-1, Class B1 (A)	2.410	10-20-61	2,405,000	1,397,606
PK Alift Loan Funding 9 LP
Series 2026-2, Class A (A)	5.217	02-15-44	1,640,000	1,630,158
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	3,213,000	3,164,746
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (A)	5.482	01-20-51	2,476,000	2,394,980
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B (A)	4.806	07-17-34	4,115,000	4,095,124
22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Scalelogix ABS Issuer LLC
Series 2025-1A, Class A2 (A)	5.673	07-25-55	2,074,000	$2,004,013
SCF Equipment Leasing LLC
Series 2025-2A, Class A3 (A)	4.330	06-20-36	4,091,000	4,030,213
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	3,900,365	3,943,010
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	2,503,295	2,382,641
Series 2024-1A, Class A2 (A)	6.174	01-25-54	1,448,850	1,461,317
Sesac Finance LLC
Series 2025-1, Class A2 (A)	5.500	07-25-55	2,412,000	2,343,746
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (A)	1.070	01-15-53	515,958	475,847
Series 2024-A, Class A1A (A)	5.240	03-15-56	3,451,750	3,437,989
Series 2024-E, Class A1A (A)	5.090	10-16-56	1,829,777	1,820,832
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	2,397,243	2,284,964
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,708,924	2,529,607
Sprite, Ltd.
Series 2026-1, Class A (A)	5.227	03-15-41	2,294,447	2,238,574
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	1,628,003	1,631,114
Series 2024-1A, Class A2II (A)	6.268	07-30-54	2,294,138	2,291,641
Series 2024-3A, Class A23 (A)	5.914	07-30-54	5,395,890	5,144,259
Summit Issuer LLC
Series 2025-1A, Class A2 (A)	5.208	11-20-55	2,529,000	2,478,107
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.436	06-25-54	846,000	834,656
Series 2025-1A, Class A2 (A)	5.036	03-25-55	4,745,000	4,573,881
Series 2025-2A, Class A21 (A)	5.121	10-25-55	2,889,000	2,809,544
Taco Bell Funding LLC
Series 2025-1A, Class A2I (A)	4.821	08-25-55	3,032,000	2,959,025
Series 2025-1A, Class A2II (A)	5.049	08-25-55	4,816,000	4,668,497
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	3,174,221	3,047,804
Series 2021-1A, Class A (A)	1.650	02-20-46	2,047,670	1,850,376
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	2,115,000	2,110,477
Trackside Rail LLC
Series 2026-2A, Class A (A)	5.690	08-21-56	1,872,000	1,870,067
Tricon Residential Trust
Series 2024-SFR3, Class A (A)	4.500	08-17-41	1,384,984	1,356,654
Triton Container Finance IX LLC
Series 2026-1A, Class A (A)	5.260	05-20-51	2,159,063	2,120,156
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,114,724	2,925,761
Series 2021-1A, Class A (A)	1.860	03-20-46	1,803,288	1,655,650
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (A)	5.877	04-20-55	1,702,000	1,712,428
Series 2025-2A, Class A2 (A)	5.177	01-20-56	1,450,000	1,413,531
Vantage Data Centers LLC
Series 2020-2A, Class A2 (A)	1.992	09-15-45	2,373,000	2,285,740
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (A)	4.693	03-15-56	1,923,000	1,859,630
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	307,595	296,893
Verizon Master Trust
Series 2024-5, Class A (A)	5.000	06-21-32	6,179,000	6,224,759
Series 2025-9, Class A1A	3.960	10-21-30	2,239,000	2,226,079
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	2,867,868	2,644,332
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	529,754	514,034
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	23

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Willis Engine Structured Trust VIII
Series 2025-A, Class A (A)	5.582	06-15-50	1,154,585	$1,145,726
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	3,529,255	3,430,353
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	2,058,650	1,966,008
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	3,550,000	3,536,566

	Shares	Value
Preferred securities 0.0%		$316,894
(Cost $357,233)
Financials 0.0%		316,894
Banks 0.0%
Wells Fargo & Company, 7.500%	277	316,894

	Yield (%)	Shares	Value
Short-term investments 0.8%			$31,691,338
(Cost $31,689,902)
Short-term funds 0.8%			31,691,338
John Hancock Collateral Trust (G)	3.6571(H)	3,169,166	31,691,338

Total investments (Cost $4,362,446,500) 99.6%	$4,218,168,121
Other assets and liabilities, net 0.4%	17,095,654
Total net assets 100.0%	$4,235,263,775

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $926,769,998 or 21.9% of the fund’s net assets as of 8-31-26.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 8-31-26. The value of securities on loan amounted to $17,250,627.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $18,752,618.
(H)	The rate shown is the annualized seven-day yield as of 8-31-26.
24	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	341	Short	Dec 2026	$(37,035,162)	$(36,710,781)	$324,381
						$324,381
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	25

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$2,095,535,939	—	$2,095,535,939	—
Foreign government obligations	6,913,900	—	6,913,900	—
Corporate bonds	1,431,489,244	—	1,431,489,244	—
Municipal bonds	11,362,676	—	11,362,676	—
Term loans	4,890,807	—	4,890,807	—
Collateralized mortgage obligations	316,994,007	—	316,994,007	—
Asset-backed securities	318,973,316	—	318,973,316	—
Preferred securities	316,894	$316,894	—	—
Short-term investments	31,691,338	31,691,338	—	—
Total investments in securities	$4,218,168,121	$32,008,232	$4,186,159,889	—
Derivatives:
Assets
Futures	$324,381	$324,381	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,169,166	$43,992,995	$303,721,332	$(316,027,535)	$1,963	$2,583	$234,455	—	$31,691,338
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
26	|